Investment Managers Series Trust
235 W. Galena Street
Milwaukee, Wisconsin  53212

November 5, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719 on behalf of the
AAM/HIMCO Unconstrained Bond Fund

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, please find the final form of the Prospectus and Statement of Additional Information, each dated November 1, 2015 of the AAM/HIMCO Unconstrained Bond Fund, a series of the Trust.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1360.

Sincerely,

/s/ JOY AUSILI
Joy Ausili
Investment Managers Series Trust